Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities
Schedule of marketable securities
	December 31,
	2024	2023
Balance, begin of period	$1,534	$855

Fair value of marketable securities received from options on mineral property interests	-	1,192
Disposition of marketable securities at fair value	(1,110)	(159)
Change in fair value of marketable securities	(143)	(364)
Foreign currency translation adjustment	(63)	10
Balance, end of period	$218	$1,534